Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company - Condensed Balance Sheets
Condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	813,175,789	558,271,954	87,605,052
Short-term investments	—	200,238,180	31,421,740
Short-term amounts due from related parties	1,743,981,590	1,595,236,014	250,327,341

Total current assets	2,557,157,379	2,353,746,148	369,354,133

Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	10,178,732,276	10,850,691,369	1,702,710,255

Total non-current assets	10,178,732,276	10,850,691,369	1,702,710,255

TOTAL ASSETS	12,735,889,655	13,204,437,517	2,072,064,388

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	6,206,202	2,020,586	317,074
Short-term amounts due to related parties	7,835,083	4,329,997	679,471

Total current liabilities	14,041,285	6,350,583	996,545

	As of December 31,
	2020	2021
	RMB	RMB	US$
Non-current liabilities
Convertible senior notes	822,004,519	681,400,553	106,926,616

Total non-current liabilities	822,004,519	681,400,553	106,926,616

TOTAL LIABILITIES	836,045,804	687,751,136	107,923,161

Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 201,304,811 shares issued and 189,514,026 shares outstanding, as of December 31, 2020; 656,508,828 shares authorized, 201,304,881 shares issued and 190,243,651 shares outstanding, as of December 31, 2021)	132,052	132,052	20,722
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2020 and 2021)	43,836	43,836	6,879
Treasury shares	(371,551,131)	(346,320,584)	(54,345,257)
Additional paid-in capital	4,007,259,660	4,017,374,973	630,413,799
Accumulated other comprehensive loss	(51,419,766)	(58,997,174)	(9,257,944)
Retained earnings	8,315,379,200	8,904,453,278	1,397,303,028

Total shareholders’ equity	11,899,843,851	12,516,686,381	1,964,141,227

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	12,735,889,655	13,204,437,517	2,072,064,388

Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income
Condensed statements of comprehensive income

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Share-based compensation expense	(87,299,053)	(45,633,820)	(35,344,620)	(5,546,342)
General and administrative	(43,146,732)	(38,512,789)	(9,973,856)	(1,565,116)
Interest and investment income, net	(10,149,429)	(15,718,860)	(22,506,569)	(3,531,772)
Other non-interest income	20,498,736	19,633,391	4,979,926	781,459
Foreign exchange loss, net	9,946,070	2,073,798	352,492	55,314
Income from the repurchase of convertible senior notes	—	622,109,001	12,046,522	1,890,362
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	3,374,438,333	414,867,940	639,520,183	100,354,672

Net income before income taxes	3,264,287,925	958,818,661	589,074,078	92,438,577
Income tax expense	—	—	—	—

Net income	3,264,287,925	958,818,661	589,074,078	92,438,577

Other comprehensive income
Foreign currency translation adjustment	31,893,073	(38,454,600)	(7,577,408)	(1,189,061)

Total comprehensive income	3,296,180,998	920,364,061	581,496,670	91,249,516

Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	3,264,287,925	958,818,661	589,074,078	92,438,577
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(3,374,438,333)	(414,867,940)	(639,520,183)	(100,354,672)
Share-based compensation expense	87,299,053	45,633,820	35,344,620	5,546,342
Income from the repurchase of convertible senior notes	—	(622,109,001)	(12,046,522)	(1,890,362)
Accrued interest of convertible senior notes	23,934,289	27,107,232	15,982,460	2,507,997
Unrealized investment income of short-term Investments	—	—	4,264,330	669,166
Foreign exchange (income)/loss net	(9,946,070)	(2,073,798)	(352,492)	(55,314)
Changes in operating assets and liabilities:
Receivables from related party	(34,551)	(221,873,465)	(97,924)	(15,366)
Payable to employees	(2,312,714)	(176,326)	(762)	(120)
Other current receivables	1,096,665	618,772	—	—
Other current payables	4,292,086	5,651,200	(4,184,856)	(656,694)
Net cash used in operating activities	(5,821,650)	(223,270,845)	(11,537,251)	(1,810,446)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Net cash provided by /(used in) investing activities	330,197,330	1,497,130,562	(132,143,216)	(20,736,154)
Net cash provided by/(used in) financing activities	9,587,663	(1,522,314,300)	(127,088,249)	(19,942,920)
Effect of exchange rate changes on cash and cash equivalents	100,137,695	84,221,631	15,864,881	2,489,546
Net increase/(decrease) in cash and cash equivalents	434,101,038	(164,232,952)	(254,903,835)	(39,999,974)
Cash and cash equivalents at beginning of the year	543,307,703	977,408,741	813,175,789	127,605,026

Cash and cash equivalents at end of the year	977,408,741	813,175,789	558,271,954	87,605,052